Derivative financial liability assessment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative financial liability assessment:
Schedule of Derivative Liabilities at Fair Value
	June 30,2014	December31, 2013

Opening balance	$237,799	$-
Conversion of derivative liability for stock issued at a discount	(619,306)	-
Fair value adjustments to derivative financial liability	397,611	237,799
	$16,104	$237,799

Schedule of Derivative Liabilities at Fair Value.

The value of the derivative financial liability was re-assessed as of December 31, 2013 resulting in a net charge to the consolidated statement of operations of $36,417 for the year ended December 31, 2013.

	December 31, 2013	December 31, 2012

Opening balance	$-	$-
Derivative financial liability arising on short-term notes with variable conversion prices	201,382	-
Fair value adjustments	36,417	-
	$237,799	$-

Derivatives, Valuation Assumptions

The following assumptions were used in the Black-Scholes valuation model:

	Six months endedJune 30, 2014	Year endedDecember 31, 2013
Stock price over the period	$0.14 – $0.50	$0.20 –$ 0.94
Risk free interest rate	0.11% to 0.13%	0.09% to 0.16%
Expected life of short-term notes payable	1 to 10 months	8 to 12 months
Expected volatility	119.45%	114.14%
Expected dividend rate	0%	0%

Derivatives, Valuation Assumptions.

The following assumptions were used in the Black-Scholes valuation model:

	Year endedDecember 31, 2013	Year endedDecember 31, 2012
Stock price over the period	$0.20 0.94	$-
Risk free interest rate	0.09% to 0.16%	-
Expected life of short-term notes payable	8 to 12 months	-
Expected volatility	114.14%	-
Expected dividend rate	0%	-